CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	100.00%	100.00%
Accounts Receivable [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	54.10%	62.20%
Accounts Receivable [Member] | Customer A [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	31.80%	36.60%
Accounts Receivable [Member] | Customer B [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	11.60%	12.40%
Accounts Receivable [Member] | Customer C [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	0.00%	13.20%
Accounts Receivable [Member] | Customer D [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	10.70%	0.00%